CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (12,951)	$ (4,217)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,713	1,623
Depreciation	482	260
Severance pay, net	$ 162	9
Gain from sale of Evogene shares		(2,345)
Change in fair value of exchange option and embedded derivatives within research and development funding arrangements		11
Amortization of the cash consideration of research and development funding arrangement	$ (211)	$ (126)
Change in the fair value of restricted cash	(3)
Realized gain from forward contracts	$ (91)
Increase in trade receivable		$ (1,140)
Decrease (increase) in other accounts receivable and prepaid expenses	$ (983)	973
Decrease in long-term prepaid expenses	9	125
Decrease in deferred revenues	(736)	(2,703)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(389)	819
Net cash used in operating activities	(12,998)	(6,711)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	12,000	18,000
Investment in short-term bank deposits	$ (15,000)	(10,000)
Increase in long-term lease deposits		(74)
Purchase of property and equipment	$ (615)	(869)
Proceeds from sale of investment in Evogene		2,309
Net cash provided by (used in) investing activities	$ (3,615)	9,366
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net		70,978
Proceeds from exercise of options	$ 551	860
Net cash provided by financing activities	551	71,838
Increase (decrease) in cash and cash equivalents	(16,062)	74,493
Cash and cash equivalents at the beginning of the period	25,643	28,751
Cash and cash equivalents at the end of the period	$ 9,581	103,244
Supplemental disclosure of non-cash investing and financing activities:
Issuance expenses		$ 260
Receivables from foreign currency derivative contracts	$ 145
Purchase of property and equipment		$ 192